Schedule of trade accounts receivable, net and notes receivable (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Trade receivables, gross		R$ 450,806	R$ 342,924
(-) Allowance for doubtful accounts		(45,013)	(32,980)
Trade receivables, net		405,793	309,944
Current		378,351	302,317
Non-current		27,442	7,627
Tuition Fees [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross		279,915	195,318
Educational Content [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	[1]	69,227	62,931
F I E S [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross		61,342	49,425
Educational Credits [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross		5,375	11,248
Mobile App Subscription [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	[2]	20,946	13,526
Others [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross		R$ 14,001	R$ 10,476

[1]	Related to trade receivables from sales of printed books, e-books and medical courses through digital platform from Medcel.
[2]	Related to trade receivables from mobile applications subscriptions for digital medical content.